Reverse takeover transaction with NCAC - listing expenses (Details)	12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares shares	Jan. 26, 2024 $ / shares	Jan. 25, 2024 $ / shares	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Consideration paid:
Shares issued to NCAC shareholders | shares	150,000
Fair value of the common shares | $ / shares			$ 4.79
Net identifiable liabilities acquired:
Cash and cash equivalents	$ 733,188			$ 1,334,280	$ 1,334,280	$ 1,753,437
Accounts payable and accrued liabilities	(755,202)			$ (1,790,700)	$ (1,790,700)	$ (131,642)
Derivative warrant liabilities (Note 10)	(901,608)
Listing Expense	$ 41,481,605
NCAC
Consideration paid:
Shares issued to NCAC shareholders | shares	7,794,659
Total consideration shares issued | shares	7,794,659
Fair value of the common shares | $ / shares	$ 4.79	$ 3.55	$ 4.79
Deemed consideration amount for the common shares issued	$ 37,336,416
Net identifiable liabilities acquired:
Cash and cash equivalents	203
Accounts payable and accrued liabilities	(2,136,505)
NCAC promissory note (Note 11)	(1,413,529)
Derivative warrant liabilities (Note 10)	(595,358)
Net liabilities acquired	4,145,189
Listing Expense	$ 41,481,605